Intangible assets, royalties and goodwill, Estimated Future Amortization of Amortizable Intangible Assets (FY) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible assets, royalties and goodwill [Abstract]
Weighted Average Remaining Useful Lives	10 years 3 months 18 days	10 years
Estimated Future Amortization of Amortizable Intangible Assets [Abstract]
2020	$ 1,551	$ 1,551
2021	1,551	1,551
2022	1,551	1,551
2023	1,551	1,551
2024		1,551
Thereafter		6,886
Net Carrying Amount	$ 13,496	$ 14,641	$ 0